SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries

	As of December 31,
	2016	2017
	(RMB in thousands)
Total assets	8,565,968	14,453,386
Total liabilities	8,845,409	14,730,440

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Total operating revenue	2,524,942	4,338,686	5,582,189
Net loss	(297,545)	(89,726)	(7,905)

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Net cash (used in)/provided by operating activities	(1,266,996)	360,790	1,652,267
Net cash used in investing activities	(1,639,542)	(4,498,168)	(5,407,706)
Net cash provided by financing activities	2,938,424	4,450,392	3,851,583

Net increase in cash and cash equivalents	31,886	313,014	96,144
Cash and cash equivalents at beginning of the year	10,930	42,816	355,830
Cash and cash equivalents at end of the year	42,816	355,830	451,974

Schedule of estimated useful lives

Category	Estimated Useful Lives
Computers and equipment	3 - 5 years
Furniture and fixtures	3 - 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 - 10 years

Schedule of concentration risk
	As of December 31,
	2016	2017
Inventory supplier A	56%	*
Inventory supplier B	11%	*
*Less than 10%.